Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Stockholders' Equity

NOTE 9 – STOCKHOLDERS’ EQUITY

The Company’s capitalization at March 31, 2021 was 100,000,000 authorized common shares with a par value of $0.0001 per share, and 20,000,000 authorized preferred shares with a par value of $0.0001 per share.

Common Stock

On November 6, 2020, two investors executed stock subscription agreements to purchase 50,000 shares and 200,000 shares of common stock of the Company at $1.00 per share. The Company received the cash consideration of $250,000 from the investors on November 6, 2020. On February 15, 2021, the Company issued the 250,000 shares of common stock to the investors. The investment from the two investors was recorded as stock subscriptions receivable of $0 and $250,000 as of March 31, 2021 and December 31, 2020, respectively.

On February 12, 2021, the Company received a cash investment of $80,000 from an investor to purchase 80,000 shares of its common stock at $1 per share. The Company issued to the investor 80,000 shares of common stock on March 19, 2021.

As a result of all common stock issuances, the total issued and outstanding shares of common stock were 27,274,598 shares and 26,944,598 shares as of March 31, 2021 and December 31, 2020, respectively.

Preferred Stock

No preferred stock was issued and outstanding as of March 31, 2021 and December 31, 2020, respectively.

NOTE 9 – STOCKHOLDERS’ EQUITY

The Company’s capitalization at December 31, 2020 was 100,000,000 authorized common shares with a par value of $0.0001 per share, and 20,000,000 authorized preferred shares with a par value of $0.0001 per share.

Common Stock

On January 14, 2019, the Company issued 12,000,000 shares of its common stock to its Officer as a sign-on bonus.

On January 14, 2019, the Company issued 1,616,000 shares of its common stock to investors and business promotors who had subscribed for the Company’s common stock during the year ended December 31, 2018.

On January 14, 2019, the Company issued 1,000,000 shares of its common stock to an investor who had subscribed for the Company’s common stock on September 24, 2018 for the purchase price of $0.50 per share. The Company has received from the subscriber $370,000 in cash consideration as of December 31, 2019 and 2020, respectively. As a result, the Company has recorded $130,000 as subscriptions receivable as of December 31, 2019 and 2020, respectively.

On February 25, 2019, the Company issued 50,000 shares of its common stock to two investors who had subscribed for the Company’s common stock in November 2018.

On February 27, 2019, an investor executed a stock subscription agreement to purchase 5,264 shares of common stock of the Company at $1.90 per share. The investor paid $10,002 to the Company on February 27, 2019. On October 10, 2019, the Company issued to the investor 5,264 shares of common stock for the stock subscriptions.

On March 14, 2019, a former stockholder executed a stock subscription agreement to purchase 3,155,000 shares of common stock for $0.25 per share. The Company received a cash consideration of $788,750 from the shareholder between March 14, 2019 and June 17, 2019. On October 10, 2019, the Company issued 2,030,000 shares of common stock to the stockholder and the remaining 1,125,000 shares of common stock were distributed between the seventeen (17) family members pursuant to the stockholder’s instructions.

On March 20, 2019, an investor executed a stock subscription agreement to purchase 50,000 shares of common stock of the Company at $2.00 per share. On March 27, 2019, the subscriber paid $100,000 to the Company for the stock subscriptions. On October 10, 2019, the Company issued to the investor 50,000 shares of common stock for the stock subscriptions.

On April 3, 2019, an investor executed a stock subscription agreement to purchase 8,000 shares of common stock of the Company at $2.00 per share. The investor paid $16,000 to the Company on April 3, 2019. The Company issued the 8,000 shares of common stock to the investor on October 10, 2019.

On April 9, 2019, an investor advanced the Company $4,000 towards the purchase of 16,000 shares of common stock. The Company has recorded $4,000 as stock subscriptions received in advance as of June 30, 2019. On October 10, 2019, the Company issued to the stockholder 16,000 shares of common stock for these stock subscriptions.

On May 16, 2019, an investor executed a stock subscription agreement to purchase 200,000 shares of common stock of the Company at $0.50 per share. The Company received cash consideration of $100,000 from the investor on May 16, 2019. The Company issued the 200,000 shares of common stock to the investor on October 10, 2019.

On June 14, 2019, an investor executed a stock subscription agreement to purchase 5,000 shares of common stock of the Company at $2.00 per share. The Company received the cash consideration of $10,000 from an investor on July 10, 2019. On October 10, 2019, the Company issued to the investor 5,000 shares of its common stock for stock subscriptions.

On June 17, 2019, an investor executed a stock subscription agreement to purchase 240,000 shares of common stock of the Company at $0.25 per share. The subscriber had paid $60,000 to the Company on July 16, 2019 for the purchase of the common stock. The Company issued 240,000 shares of common stock to the investor on October 10, 2019.

On June 18, 2019, an investor executed a stock subscription agreement to purchase 200,000 shares of common stock of the Company at $1.00 per share. The subscriber paid $200,000 to the Company on July 16, 2019 for the purchase of the common stock. The Company issued 200,000 shares of common stock to the investor on July 24, 2019.

On August 14, 2019, an investor executed a stock subscription agreement to purchase 8,000 shares of the Company’s common stock for $2.00 per share. The Company received a cash consideration of $16,000 from the investor on August 16, 2019. On October 10, 2019, the Company issued to the investor 8,000 shares of its common stock for stock subscriptions.

On September 17, 2019, two investors executed two separate subscription agreements to purchase 17,500 shares of the Company’s common stock at $2.00 per share. The Company received cash consideration of $35,000 from the investors on September 27, 2019. On October 24, 2019, the Company issued to the investors 17,500 shares of its common stock for stock subscriptions.

On September 19, 2019, an investor executed a stock subscription agreement to purchase 28,000 shares of the Company’s common stock at $0.25 per share. The Company received $7,000 for the stock subscriptions from the investor on August 30, 2019. On October 10, 2019, the Company issued to the investor 28,000 shares of common stock for these stock subscriptions.

On September 25, 2019, an investor executed a stock subscription agreement to purchase 12,500 shares of the Company’s common stock at $2.00 per share. The Company received cash consideration of $25,000 from the investor on September 27, 2019. On October 24, 2019, the Company issued to the investor 12,500 shares of its common stock for stock subscriptions.

On January 5, 2020, an investor executed a stock subscription agreement to purchase 10,000 shares of common stock of the Company at $2.00 per share. The investor paid $20,000 to the Company in three instalments between January 21, 2020 and February 20, 2020. The Company issued 10,000 shares of common stock to the investor on March 18, 2020.

On January 20, 2020, an investor executed a stock subscription agreement to purchase 3,334 shares of common stock of the Company at $3.00 per share. The investor paid $10,000 to the Company on February 18, 2020. The Company issued 3,334 shares of common stock to the investor on March 18, 2020. On July 14, 2020, the investor requested the Company to cancel the 3,334 shares issued to the investor, and the Company refunded the $10,000 to the investor on July 14, 2020. The investor did not send the stock certificate to the Company and requested the Company not to cancel the stock certificate as he would like to purchase the same 3,334 shares of common stock for $10,000. The Company has not cancelled the 3,334 shares of common stock and recorded $10,000 as stock subscriptions receivable as of December 31, 2020.

On February 20, 2020, an investor executed a stock subscription agreement to purchase 20,000 shares of common stock of the Company at $2.00 per share. The investor paid $40,000 to the Company on February 20, 2020. The Company issued the 20,000 shares of common stock to the investor on March 18, 2020.

On March 18, 2020, an investor executed a stock subscription agreement to purchase 200,000 shares of the Company’s common stock at $1.00 per share. The Company received the cash consideration of $200,000 from the investor on March 25, 2020. The same investor agreed to purchase an additional 100,000 shares of common stock at $1.00 per share, and the Company received the cash consideration of $100,000 on April 2, 2020. On April 17, 2020, the Company issued 300,000 shares of common stock to the investor for the purchase of shares pursuant to the terms of the stock subscription agreements.

On November 6, 2020, two investors executed stock subscription agreements to purchase 50,000 shares and 200,000 shares of common stock of the Company at $1.00 per share. The Company received the cash consideration of $250,000 from the investors on November 6, 2020. The Company has not issued the 250,000 shares of common stock to the investors and recorded as stock subscriptions received in advance as of December 31, 2020.

As a result of all common stock issuances, the total issued and outstanding shares of common stock were 26,944,598 and 26,611,264 shares, at December 31, 2020 and 2019, respectively.

Preferred Stock

No preferred stock was issued and outstanding as of December 31, 2020 and 2019, respectively.